UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number  811-22525

Managed Portfolio Series
(Exact name of Registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Brian R. Wiedmeyer, President
Managed Portfolio Series
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Ave, 5th Fl
Milwaukee, WI  53202
(Name and address of agent for service)

(414) 765-6844
Registrant's telephone number, including area code

Date of fiscal year end: August 31, 2019

Date of reporting period:  May 31, 2019

Item 1. Schedule of Investments.

Schedule of Investments May 31, 2019 (Unaudited)

ATAC Rotation Fund

Description	Shares	Value
EXCHANGE-TRADED FUNDS - 100.1%
Schwab Intermediate Term U.S. Treasury Fund *	390,229	$21,302,601
SPDR Portfolio Long Term Treasury Fund *	509,285	19,312,087
Vanguard Extended Duration Treasury Fund	133,490	16,934,541
Vanguard Long Term Treasury Fund *	238,327	19,309,254
TOTAL EXCHANGE-TRADED FUNDS
(Cost $73,254,324)		76,858,483

SHORT-TERM INVESTMENT - 0.3%
Invesco Treasury Portfolio, Institutional Class, 2.29%^
(Cost $279,176)	279,176	279,176

Total Investments - 100.4%
(Cost $73,533,500)		77,137,659
Other Assets and Liabilities, Net - (0.4)%		(334,574)
Total Net Assets - 100.0%		$76,803,085

*
Fair value of this security exceeds 25% of the Fund's net assets.  Additional information for this security, including the financial statements, is available from the SEC's EDGAR database at www.sec.gov.

^	The rate shown is the annualized seven day effective yield as of May 31, 2019.

Transaction with Affiliates- If the Fund's holding represents ownership of 5% or more of the voting securities of a company, the company is deemed to be an affiliate as defined by the Investment Company Act of 1940, as amended.  The Fund conducted transactions during the period ended May 31, 2019, with affiliated companies as so defined:

	Beginning Shares	Additions	Reductions	Ending Shares
ProShares UltraPro Russell 2000 Fund	154,930	506,540	(661,470)	-
Direxion Emerging Markets Bull 3x Fund	-	879,258	(879,258)	-

	Value May 31, 2019	Dividend Income	Realized Loss	Change in Unrealized Appreciation/ Depreciation
ProShares UltraPro Russell 2000 Fund	$-	$-	$(1,316,509)	$(419,798)
Direxion Emerging Markets Bull 3x Fund	-	-	(2,305,262)	-
			$(3,621,771)	$(419,798)

Summary of Fair Value Exposure
The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types.  These inputs are summarized in the three broad levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an active market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's securities as of May 31, 2019:

	Level 1	Level 2	Level 3	Total
Exchange-Traded Funds	$76,858,483	$-	$-	$76,858,483
Short-Term Investment	279,176	-	-	279,176
Total Investments	$77,137,659	$-	$-	$77,137,659

Refer to the Schedule of Investments for further information on the classification of investments.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Managed Portfolio Series

By (Signature and Title)  /s/ Brian R. Wiedmeyer
                                          Brian R. Wiedmeyer, President

Date  July 18, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Brian R. Wiedmeyer
                                           Brian R. Wiedmeyer, President

Date  July 18, 2019

By (Signature and Title)* /s/ Ryan L. Roell
                                           Ryan L. Roell, Treasurer

Date  July 18, 2019